Bank Loans	6 Months Ended
Jun. 30, 2022
Federal Home Loan Banks [Abstract]
Bank loans

15. Bank loans

On June 20, 2019, the Group entered into a facility agreement with China Merchants Bank with a maturity date of June 20, 2020 (“CMB Facility”). On November 5, 2019, the Group entered into a new facility agreement with China Merchants Bank with total facilities of RMB100,000 and a maturity date of October 27, 2021 (“New CMB Facility”) which replaced the CMB Facility. The New CMB Facility was guaranteed by Mr. Zhao Jishuang, Mr. Peng Siguang and Mr. Guo Yupeng and pledged by the buildings of the VIEs. As of December 31, 2020, the Group had drawn down RMB30,000, RMB 30,000 and RMB 40,000 under the facilities, which were subject to fixed interest rates of 4.9%,5.0% and 5.0% respectively. The loans had been fully repaid as of December 31, 2021. On May 11, 2021, the Group had drawn down RMB27,000 under the facilities, which was subject to a fixed interest rate of 6.5%. The loans had been fully repaid as of June 30, 2022.

On June 9, 2020, the Group entered into a loan agreement with China Construction Bank with a maturity date of July 9, 2021. On July 2, 2020, the Group entered into a loan agreement with China Construction Bank with a maturity date of July 2, 2021. As of December 31, 2020, the Group had drawn down RMB9,900 and RMB15,100 under the agreements, respectively, which is subject to a fixed interest rate of 5.0%. The loan was guaranteed by Shenzhen Yilian Education Investment Co., Ltd, Shenzhen Likeshuo Network Technology Co., Ltd., Mr. Zhao Jishuang, Mr. Peng Siguang and Mr. Guo Yupeng. The bank loan was fully repaid upon maturity as of December 31, 2021.

On March 27, 2020, the Group entered into a loan agreement with Postal Savings Bank of China Co. Ltd with a maturity date of March 26, 2021. As of December 31, 2020, the aggregated draw amounted to RMB5,000 subject to a fixed interest rate of 3.95% per annum. The loan was guaranteed by Mr. Zhao Jishuang, Shenzhen High-tech Investment and Financing Guarantee Co., Ltd., Mr. Zhuo Mo and Shenzhen Instant Education Co., Ltd. The bank loan was repaid RMB800 until December 31 2020. The bank loan was fully repaid upon maturity as of December 31, 2021.

On October 19, 2020, the Group entered into a loan agreement with Industrial Bank Co. Ltd with a maturity date of October 19, 2021. As of December 31, 2020, the aggregated draw amounted to RMB5,000 subject to a fixed interest rate of 4.35% per annum. The loan was guaranteed by Mr. Zhao Jishuang, Mr. Zhuo Mo, Mr. Peng Siguang, Mr. Guo Yupeng, and Shenzhen Meilian International Education Co., Ltd. The bank loan was repaid RMB300 until December 31 2020. The bank loan was fully repaid upon maturity as of December 31, 2021

Some of the Group’s loan agreements are subjected to covenant clauses, pursuant to which the Group was required to meet certain key financial ratios. The Group has fulfilled the loan covenants as required in these loan agreements.